UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund
March 31, 2016 (Unaudited)

Common Stocks - 97.9%	Shares		Value ($)
Banks - 1.4%
Wells Fargo & Co.	678,650		32,819,514
Capital Goods - 3.2%
Berkshire Hathaway, Cl. A	180	[a]	38,421,000
United Technologies	377,700		37,807,770
			76,228,770
Consumer Durables & Apparel - 1.9%
Christian Dior	190,900		34,625,755
Hermes International	16,545		5,825,890
NIKE, Cl. B	99,700		6,128,559
			46,580,204
Consumer Services - 1.5%
McDonald's	285,450		35,875,356
Diversified Financials - 8.8%
American Express	479,750		29,456,650
BlackRock	160,600		54,695,542
Intercontinental Exchange	100,900		23,725,626
JPMorgan Chase & Co.	998,350		59,122,287
State Street	219,700		12,856,844
Visa, Cl. A	426,750		32,637,840
			212,494,789
Energy - 9.6%
Chevron	719,700		68,659,380
ConocoPhillips	709,250		28,561,498
Exxon Mobil	1,103,098		92,207,962
Occidental Petroleum	603,200		41,276,976
			230,705,816
Food & Staples Retailing - 1.7%
Walgreens Boots Alliance	457,725		38,558,754
Whole Foods Market	63,350		1,970,819
			40,529,573
Food, Beverage & Tobacco - 20.6%
Altria Group	1,363,840		85,458,214
Anheuser-Busch InBev, ADR	267,300		33,321,618
Coca-Cola	2,015,550		93,501,364
Nestle, ADR	886,650		66,152,956

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 20.6% (continued)
PepsiCo	473,250		48,498,660
Philip Morris International	1,707,900		167,562,069
			494,494,881
Health Care Equipment & Services - 1.9%
Abbott Laboratories	1,063,100		44,469,473
Household & Personal Products - 3.9%
Estee Lauder, Cl. A	617,950		58,278,865
Procter & Gamble	432,650		35,611,422
			93,890,287
Insurance - 2.8%
Chubb	558,150		66,503,572
Materials - 1.8%
Air Products & Chemicals	119,000		17,141,950
Praxair	229,400		26,254,830
			43,396,780
Media - 7.2%
Comcast, Cl. A	840,300		51,325,524
McGraw-Hill Financial	246,300		24,378,774
Twenty-First Century Fox, Cl. A	1,182,258		32,961,353
Twenty-First Century Fox, Cl. B	138,150		3,895,830
Walt Disney	621,000		61,671,510
			174,232,991
Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
AbbVie	1,018,500		58,176,720
Celgene	159,900	[a]	16,004,391
Gilead Sciences	302,850		27,819,801
Johnson & Johnson	233,800		25,297,160
Novartis, ADR	471,600		34,162,704
Novo Nordisk, ADR	1,179,050	[b]	63,892,719
Roche Holding, ADR	1,748,650		53,552,406
			278,905,901
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding	277,100	[b]	27,818,069
Texas Instruments	1,102,700		63,317,034
			91,135,103
Software & Services - 9.3%
Alphabet, Cl. C	47,492	[a]	35,379,165
Automatic Data Processing	137,350		12,321,669
Facebook, Cl. A	647,700	[a]	73,902,570
Microsoft	1,133,550		62,605,967

Common Stocks - 97.9% (continued)	Shares		Value ($)
Software & Services - 9.3% (continued)
Oracle	511,050		20,907,056
VeriSign	210,600	[a,b]	18,646,524
			223,762,951
Technology Hardware & Equipment - 5.5%
Apple	1,217,350		132,678,976
Transportation - 1.4%
Canadian Pacific Railway	261,700		34,724,973
Total Common Stocks (cost $1,086,990,178)			2,353,429,910
Other Investment - 2.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $51,906,770)	51,906,770	[c]	51,906,770
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $17,049,082)	17,049,082	[c]	17,049,082
Total Investments (cost $1,155,946,030)	100.8%		2,422,385,762
Liabilities, Less Cash and Receivables	(.8%)		(19,328,765)
Net Assets	100.0%		2,403,056,997
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $24,173,495 and the value of the collateral held by the fund was $24,939,986, consisting of cash collateral of $17,049,082 and U.S. Government & Agency securities valued at $7,890,904.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	20.6
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Energy	9.6
Software & Services	9.3
Diversified Financials	8.8
Media	7.2
Technology Hardware & Equipment	5.5
Household & Personal Products	3.9
Semiconductors & Semiconductor Equipment	3.8
Capital Goods	3.2
Money Market Investments	2.9
Insurance	2.8
Consumer Durables & Apparel	1.9
Health Care Equipment & Services	1.9
Materials	1.8
Food & Staples Retailing	1.7
Consumer Services	1.5
Banks	1.4
Transportation	1.4
100.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs Unobservable Inputs		Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,999,352,820	-	-	1,999,352,820
Equity Securities—
Foreign Common
Stocks†	354,077,090	-	-	354,077,090
Mutual Funds	68,955,852	-	-	68,955,852

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $1,266,439,732, consisting of $1,274,784,358 gross unrealized appreciation and $8,344,626 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)